Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other investments
Current accounts	$ 54,839	$ 66,153
Bank deposits	4,069	25,005
Fiduciary deposits	4,000
1-month 0% US T-Bill		19,891
Total	$ 62,908	$ 111,049	$ 71,798	$ 86,774
0% US treasury bills
Other investments
Interest rate	0.00%
Maturity term	1 month